INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Raw materials, parts and supplies	$ 3,713	$ 928
Finished products	2,386	2,674
Inventory, Net	6,099	3,602
Valuation adjustment for slow inventory	$ 151	$ 151